Net Gains or Losses on Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss [Abstract]
Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss
Net gains or losses on financial instruments at fair value through profit or loss include dividend income, gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments at fair value through profit or loss for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Gains on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities	￦	3,904,088	￦	3,571,736	￦	4,415,446
Equity securities		818,610		750,633		3,130,422

		4,722,698		4,322,369		7,545,868

Derivatives held for trading:
Interest rate		7,195,387		5,053,285		5,127,237
Currency		9,230,401		17,434,391		9,818,150
Stock or stock index		2,027,294		2,394,867		2,840,047
Credit		41,234		46,619		63,269
Commodity		30,829		63,666		134,685
Others		173,215		64,960		85,409

		18,698,360		25,057,788		18,068,797

Financial liabilities at fair value through profit or loss		192,334		356,827		164,479
Other financial instruments		502		522		477

		23,613,894		29,737,506		25,779,621

Losses on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities		1,106,981		1,491,166		2,093,258
Equity securities		372,969		917,182		518,373

		1,479,950		2,408,348		2,611,631

Derivatives held for trading:
Interest rate		7,439,802		5,170,159		4,480,618
Currency		9,271,983		18,093,278		9,559,853
Stock or stock index		2,164,455		2,120,380		4,194,702
Credit		44,971		43,821		60,622
Commodity		42,150		57,086		112,210
Others		166,403		155,760		72,498

		19,129,764		25,640,484		18,480,503

Financial liabilities at fair value through profit or loss		509,835		358,441		792,923
Other financial instruments		387		692		1,551

		21,119,936		28,407,965		21,886,608

Net gains (losses) on financial instruments at fair value through profit or loss	￦	2,493,958	￦	1,329,541	￦	3,893,013

Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss
Net gains or losses on financial instruments designated at fair value through profit or loss include gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments designated at fair value through profit or loss for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Gains on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss	￦	726,277	￦	323,412	￦	144,141

		726,277		323,412		144,141

Losses on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss		1,057,170		640,872		656,949

		1,057,170		640,872		656,949

Net gains (losses) on financial instruments designated at fair value through profit or loss	￦	(330,893)	￦	(317,460)	￦	(512,808)